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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     March 31, 1999


Check here if Amendment [X]               Amendment Number :    1

   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------------
Address:  1 Lafayette Place
          -------------------------------
          Greenwich, CT 06830
          -------------------------------

Form 13F File Number:      28-2610
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------

Title:    Vice President of General Partner
          ----------------------------------------

Phone:    (203) 861-4600
          ----------------------------------------


Signature, Place, and Date of Signing:

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
                    /s/ E.J. BIRD                          Greenwich, CT                                May 12, 2000
          ----------------------------------------         ------------------------------            -----------------
                        (Signature)                                (City, State)                          (Date)
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Report Type ( Check only one):

[X]    13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     15
Form 13F Information Table Value Total:              $ 445,106
                                                 (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

Page 1 of 1

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
        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
AMP Inc.                     Common    031897-10-1  36,340    676,883  SH           DEFINED             676,883
AMP Inc.                     Common    031897-10-1 180,016  3,353,031  SH             SOLE            3,353,031
Bankers Trust Corp.          Common    066365-10-7   7,207     81,667  SH           DEFINED              81,667
Bankers Trust Corp.          Common    066365-10-7  35,682    404,333  SH             SOLE              404,333
Building One Services Corp.  Common    120114-10-3   3,201    186,914  SH           DEFINED             186,914
Building One Services Corp.  Common    120114-10-3  15,745    919,386  SH             SOLE              919,386
Guess Inc.                   Common    401617-10-5   1,531    249,818  SH           DEFINED             249,818
Guess Inc.                   Common    401617-10-5   7,512  1,226,482  SH             SOLE            1,226,482
Georgia Gulf Corp            Common    373200-20-3   3,316    296,388  SH           DEFINED             296,388
Georgia Gulf Corp            Common    373200-20-3  16,279  1,455,112  SH             SOLE            1,455,112
Jostens Inc.                 Common    481088-10-2   2,314    108,926  SH           DEFINED             108,926
Jostens Inc.                 Common    481088-10-2  11,364    534,774  SH             SOLE              534,774
PS Group Inc.                Common    693624-10-8  10,036  1,198,270  SH             SOLE            1,198,270
Wells Fargo & Co             Common    949740-10-4  19,231    548,470  SH           DEFINED             548,470
Wells Fargo & Co             Common    949740-10-4  95,332  2,718,930  SH             SOLE            2,718,930


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM
THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Grand Total                                        445,106
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